Share-Based Compensation - Assumptions Used to Estimate Fair Value of Stock Options (Detail) (2011 Stock Plan, Stock Options)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2011 Stock Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	46.30%	47.30%	48.50%
Expected term (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected dividends	0.00%	0.00%	0.00%
Risk-free interest rate	1.90%	1.20%	1.40%